General - Consolidated subsidiaries and their financial information (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Woori bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Bank		Woori Bank
Main business		Bank		Bank
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 415,976,627		₩ 374,310,415
Liabilities		391,360,200		350,790,158
Operating revenue		24,311,964		26,838,766
Net income (loss) attributable to owners		2,330,433		1,363,224
Comprehensive income (loss) attributable to owners		₩ 2,478,754		₩ 1,295,302
Woori Card Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 14,116,832		₩ 11,366,596
Liabilities		11,858,065		9,312,986
Operating revenue		1,528,680		1,388,208
Net income (loss) attributable to owners		200,726		120,230
Comprehensive income (loss) attributable to owners		₩ 210,316		₩ 118,109
Woori Financial Capital Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Financial Capital Co., Ltd.		Woori Financial Capital Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		76.80%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 10,259,868		₩ 8,880,117	[1]
Liabilities		9,073,104		8,053,840	[1]
Operating revenue		997,655		218,945	[1]
Net income (loss) attributable to owners		140,579		(30,349)	[1]
Comprehensive income (loss) attributable to owners		₩ 141,275		₩ (38,293)	[1]
Woori Investment Bank Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Main business		Other credit finance business		Other credit finance business
Percentage of ownership		58.70%		58.70%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 5,159,742		₩ 4,332,474
Liabilities		4,559,856		3,803,594
Operating revenue		303,253		256,079
Net income (loss) attributable to owners		79,924		62,937
Comprehensive income (loss) attributable to owners		₩ 79,747		₩ 62,275
Woori Asset Trust Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Asset Trust Co., Ltd.		Woori Asset Trust Co., Ltd.
Main business		Real estate trust		Real estate trust
Percentage of ownership		67.20%		67.20%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 254,773		₩ 185,634
Liabilities		86,418		56,396
Operating revenue		94,228		79,426
Net income (loss) attributable to owners		40,300		35,312
Comprehensive income (loss) attributable to owners		₩ 40,263		₩ 35,954
Woori Asset Management Corp.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Asset Management Corp.		Woori Asset Management Corp.
Main business		Finance		Finance
Percentage of ownership		73.00%		73.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 151,651		₩ 136,460
Liabilities		30,144		23,411
Operating revenue		33,343		26,158
Net income (loss) attributable to owners		8,244		6,797
Comprehensive income (loss) attributable to owners		₩ 8,458		₩ 6,313
Woori Savings Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries	[2]	Woori Savings Bank		Woori Savings Bank
Main business		Mutual Savings bank		Mutual Savings bank
Percentage of ownership		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		During March 2021, the Parent company acquired a 100% equity of Woori Financial Savings Bank from the Parent company’s subsidiary Woori Financial Capital Co., Ltd.		During March 2021, the Parent company acquired a 100% equity of Woori Financial Savings Bank from the Parent company’s subsidiary Woori Financial Capital Co., Ltd.
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 1,444,508
Liabilities		1,222,888
Operating revenue		85,813
Net income (loss) attributable to owners		15,315
Comprehensive income (loss) attributable to owners		₩ 14,926
Woori Credit Information Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Credit Information Co., Ltd.		Woori Credit Information Co., Ltd.
Main business		Credit information		Credit information
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 40,510		₩ 40,860
Liabilities		8,532		9,830
Operating revenue		37,507		40,010
Net income (loss) attributable to owners		1,563		1,879
Comprehensive income (loss) attributable to owners		₩ 1,513		₩ 1,600
Woori Fund Service Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Fund Service Co., Ltd.		Woori Fund Service Co., Ltd.
Main business		Financial support service business		Financial support service business
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 22,168		₩ 18,957
Liabilities		2,582		2,172
Operating revenue		15,618		13,346
Net income (loss) attributable to owners		3,570		2,563
Comprehensive income (loss) attributable to owners		₩ 3,570		₩ 2,563
Woori Private Equity Asset Management Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Private Equity Asset Management Co., Ltd.		Woori Private Equity Asset Management Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 42,790		₩ 38,035
Liabilities		4,652		2,009
Operating revenue		4,230		4,773
Net income (loss) attributable to owners		2,209		823
Comprehensive income (loss) attributable to owners		₩ 2,113		₩ 768
Woori Global Asset Management Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Global Asset Management Co., Ltd.		Woori Global Asset Management Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 35,265		₩ 37,935
Liabilities		7,579		9,807
Operating revenue		11,785		10,652
Net income (loss) attributable to owners		(441)		(1,449)
Comprehensive income (loss) attributable to owners		₩ (441)		₩ (1,449)
Woori FIS Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori FIS Co., Ltd.		Woori FIS Co., Ltd.
Main business		System software development & maintenance		System software development & maintenance
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 105,138		₩ 97,479
Liabilities		59,225		59,577
Operating revenue		270,393		249,169
Net income (loss) attributable to owners		1,587		2,013
Comprehensive income (loss) attributable to owners		₩ 8,010		₩ 1,935
Woori Finance Research Institute Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Finance Research Institute Co., Ltd.		Woori Finance Research Institute Co., Ltd.
Main business		Other service business		Other service business
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 5,864		₩ 7,232
Liabilities		2,257		3,689
Operating revenue		6,812		6,223
Net income (loss) attributable to owners		57		105
Comprehensive income (loss) attributable to owners		₩ 64		₩ 95
Woori America Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori America Bank		Woori America Bank
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		America		America
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Woori Global Markets Asia Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Global Markets Asia Limited		Woori Global Markets Asia Limited
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Hong Kong		Hong Kong
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Woori Bank China Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Bank China Limited		Woori Bank China Limited
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		China		China
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
AO Woori Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		AO Woori Bank		AO Woori Bank
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Russia		Russia
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
PT Bank Woori Saudara Indonesia 1906 Tbk
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		PT Bank Woori Saudara Indonesia 1906 Tbk		PT Bank Woori Saudara Indonesia 1906 Tbk
Main business		Finance		Finance
Percentage of ownership		84.20%		79.90%
Location		Indonesia		Indonesia
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Banco Woori Bank do Brasil S.A.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Banco Woori Bank do Brasil S.A.		Banco Woori Bank do Brasil S.A.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Brazil		Brazil
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Korea BTL Infrastructure Fund
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Korea BTL Infrastructure Fund		Korea BTL Infrastructure Fund
Main business		Finance		Finance
Percentage of ownership		99.90%		99.90%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Woori Finance Myanmar Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Finance Myanmar Co., Ltd.		Woori Finance Myanmar Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Myanmar		Myanmar
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Wealth Development Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Wealth Development Bank		Wealth Development Bank
Main business		Finance		Finance
Percentage of ownership		51.00%		51.00%
Location		Philippines		Philippines
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Woori Bank Vietnam Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Bank Vietnam Limited		Woori Bank Vietnam Limited
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Vietnam		Vietnam
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Woori Bank (Cambodia) PLC
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[3],[4]	Woori Bank (Cambodia) PLC		Woori Bank (Cambodia) PLC
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Cambodia		Cambodia
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Woori Bank Europe
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Bank Europe		Woori Bank Europe
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Germany		Germany
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Kumho Trust First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Kumho Trust First Co., Ltd.		Kumho Trust First Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Asiana Saigon Inc.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Asiana Saigon Inc.		Asiana Saigon Inc.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
KAMCO Value Recreation First Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	KAMCO Value Recreation First Securitization Specialty Co., Ltd.		KAMCO Value Recreation First Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		15.00%		15.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Hermes STX Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[6]	Hermes STX Co., Ltd.		Hermes STX Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership				0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		Companies are excluded from the consolidation as of December 31, 2021.		Companies are excluded from the consolidation as of December 31, 2021.
BWL First Co., LLC
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[6]	BWL First Co., LLC		BWL First Co., LLC
Main business		Asset securitization		Asset securitization
Percentage of ownership				0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		Companies are excluded from the consolidation as of December 31, 2021.		Companies are excluded from the consolidation as of December 31, 2021.
Deogi Dream Fourth Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Deogi Dream Fourth Co., Ltd.		Deogi Dream Fourth Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Jeonju Iwon Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Jeonju Iwon Ltd.		Jeonju Iwon Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Wonju I one Inc.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Wonju I one Inc.		Wonju I one Inc.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Heitz Third Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Heitz Third Co., Ltd.		Heitz Third Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woorihansoop 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woorihansoop 1st Co., Ltd.		Woorihansoop 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Explanation of newly added subsidiaries to consolidation				The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori International First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori International First Co., Ltd.		Woori International First Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Wibihansoop 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Wibihansoop 1st Co., Ltd.		Wibihansoop 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori QS 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori QS 1st Co., Ltd.		Woori QS 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Display 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Display 1st Co., Ltd.		Woori Display 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Tiger Eyes 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Tiger Eyes 2nd Co., Ltd.		Tiger Eyes 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Display 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Display 2nd Co., Ltd.		Woori Display 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori the Colony Unjung Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[6]	Woori the Colony Unjung Securitization Specialty Co., Ltd.		Woori the Colony Unjung Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership				0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		Companies are excluded from the consolidation as of December 31, 2021.		Companies are excluded from the consolidation as of December 31, 2021.
Woori Dream 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[6]	Woori Dream 1st Co., Ltd.		Woori Dream 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership				0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		Companies are excluded from the consolidation as of December 31, 2021.		Companies are excluded from the consolidation as of December 31, 2021.
Woori Dream 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Dream 2nd Co., Ltd.		Woori Dream 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori H 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori H 1st Co., Ltd.		Woori H 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Sinnonhyeon 1st Inc.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[6]	Woori Sinnonhyeon 1st Inc.		Woori Sinnonhyeon 1st Inc.
Main business		Asset securitization		Asset securitization
Percentage of ownership				0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		Companies are excluded from the consolidation as of December 31, 2021.		Companies are excluded from the consolidation as of December 31, 2021.
Woori K 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori K 1st Co., Ltd.		Woori K 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori S 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori S 1st Co., Ltd.		Woori S 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Display 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Display 3rd Co., Ltd.		Woori Display 3rd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
TY 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	TY 1st Co., Ltd.		TY 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HJ 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[6]	Woori HJ 2nd Co., Ltd.		Woori HJ 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership				0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		Companies are excluded from the consolidation as of December 31, 2021.		Companies are excluded from the consolidation as of December 31, 2021.
Woori-HJ 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori-HJ 3rd Co., Ltd.		Woori-HJ 3rd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori K 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori K 2nd Co., Ltd.		Woori K 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori KC No.1 Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori KC No.1 Co., Ltd.		Woori KC No.1 Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori QSell 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[6]	Woori QSell 2nd Co., Ltd.		Woori QSell 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership				0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		Companies are excluded from the consolidation as of December 31, 2021.		Companies are excluded from the consolidation as of December 31, 2021.
Quantum Jump the 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Quantum Jump the 2nd Co., Ltd.		Quantum Jump the 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Quantum Jump the 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Quantum Jump the 1st Co.,Ltd.		Quantum Jump the 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori BK the 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori BK the 1st Co., Ltd.		Woori BK the 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori-HC 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori-HC 1st Co., Ltd.		Woori-HC 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Wivi Synergy 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Wivi Synergy 1st Co., Ltd.		Wivi Synergy 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
ATLANTIC TRANSPORTATION 1 S.A.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	ATLANTIC TRANSPORTATION 1S.A.		ATLANTIC TRANSPORTATION 1 S.A
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Marshallislands		Marshallislands
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Gongdeok First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Gongdeok First Co.,Ltd.		Woori Gongdeok First Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
HD Project Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	HD Project Co., Ltd.		HD Project Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HW 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori HW 1st Co., Ltd.		Woori HW 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HC 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori HC 2nd Co., Ltd.		Woori HC 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Dream 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Dream 3rd Co., Ltd.		Woori Dream 3rd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori SJS 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori SJS 1st Co., Ltd.		Woori SJS 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Steel 1st Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Steel 1st Co., Ltd		Woori Steel 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
SPG the 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	SPG the 1st Co., Ltd.		SPG the 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori-HWC 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori-HWC 1st Co., Ltd.		Woori-HWC 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HC 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori HC 3rd Co., Ltd.		Woori HC 3rd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Park I 1st co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Park I 1st co., Ltd		Woori Park I 1st co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori DS 1st co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori DS 1st co., Ltd		Woori DS 1st co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HC 4th Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori HC 4th Co., Ltd.		Woori HC 4th Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori SKR 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori SKR 1st Co., Ltd.		Woori SKR 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Hchemical 1st Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Hchemical 1st Co.,Ltd		Woori Hchemical 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
HE the 1st Co.,Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	HE the 1st Co.,Ltd.		HE the 1st Co.,Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Hub The 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Hub The 1st Co., Ltd.		Woori Hub The 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori K The 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori K The 3rd Co., Ltd.		Woori K The 3rd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori KF 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori KF 1st Co., Ltd.		Woori KF 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WooriI TS 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	WooriI TS 1st Co., Ltd.		WooriI TS 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori H Square 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori H Square 1st Co., Ltd.		Woori H Square 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori L Yongsan 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori L Yongsan 1st Co.,Ltd.		Woori L Yongsan 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HC 5th Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori HC 5th Co., Ltd.		Woori HC 5th Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Ladena 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Ladena 1st Co., Ltd.		Woori Ladena 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HR 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori HR 1st Co., Ltd.		Woori HR 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership				0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Lotte Dongtan 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Lotte Dongtan 1st Co., Ltd.		Woori Lotte Dongtan 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership				0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HC 6th Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori HC 6th Co., Ltd.		Woori HC 6th Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership				0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori ECO 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori ECO 1st Co., Ltd.		Woori ECO 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership				0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
G5 Pro Short-term Bond Investment Fund 13
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7]	G5 Pro Short-term Bond Investment Fund 13		G5 Pro Short-term Bond Investment Fund 13
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Heungkuk Global Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7],[8]	Heungkuk Global Private Placement Investment Trust No. 1		Heungkuk Global Private Placement Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		98.80%		98.50%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund
AI Partners UK Water Supply Private Placement Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7],[8]	AI Partners UK Water Supply Private Placement InvestmentTrust No.2		AI Partners UK Water Supply Private Placement Investment Trust No.2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		97.30%		97.30%
Location		England		England
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		a specialized investment-type private equity fund has been changed to a general private equity fund.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund
Multi Asset Global Real Estate Investment Trust No. 5-2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7]	Multi Asset Global Real Estate Investment Trust No. 5-2		Multi Asset Global Real Estate Investment Trust No. 5-2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		99.00%		99.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Igis Australia Investment Trust No. 209-1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7],[8]	Igis Australia Investment Trust No. 209-1		Igis Australia Investment Trust No. 209-1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		99.40%		99.40%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund
INMARK Spain Private Placement Real Estate Investment Trust No. 26-2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7]	INMARK Spain Private Placement Real Estate Investment Trust No. 26-2		INMARK Spain Private Placement Real Estate Investment Trust No. 26-2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		97.70%		97.70%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WooriG Japan General Type Private Real Estate Feeder Investment Trust No.1-2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7],[8]	WooriG Japan General Type Private Real Estate Feeder Investment TrustNo.1-2		WooriG Japan General Type Private Real Estate Feeder Investment TrustNo.1-2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		98.80%		98.80%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund
IGIS Global Private Placement Real Estate Fund No. 316-1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7]	IGIS Global Private Placement Real Estate FundNo. 316-1		IGIS Global Private Placement Real Estate FundNo. 316-1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		99.30%		99.30%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Secondary Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7]	Woori G Secondary Private Placement Investment Trust No. 1	[8]	Woori G Secondary Private Placement Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		98.10%		97.20%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
WooriG Japan Blind General Type Private Real Estate Feeder Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7],[8]	WooriG Japan Blind General Type Private Real Estate Feeder Investment Trust No.1		WooriG Japan Blind General Type Private Real Estate Feeder Investment Trust No.1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		99.80%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund
JBairline Private Placement Investment Trust No.8
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7],[8]	JBairline Private Placement Investment Trust No.8		JBairline Private Placement Investment Trust No.8
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		97.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund
Kiwoom Harmony Private Placement Investment Trust No. 2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7],[8]	Kiwoom Harmony Private Placement Investment Trust No. 2		Kiwoom Harmony Private Placement Investment Trust No. 2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		97.10%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund
Kiwoom Harmony Private Placement Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7],[8]	Kiwoom Harmony Private Placement Investment Trust No.1		Kiwoom Harmony Private Placement Investment Trust No.1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		96.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund
Principal Guaranteed Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[9]	Principal Guaranteed Trust		Principal Guaranteed Trust
Main business		Trust		Trust
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Principal and Interest Guaranteed Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[9]	Principal and Interest GuaranteedTrust		Principal and Interest GuaranteedTrust
Main business		Trust		Trust
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
MAGI No.5 LuxCo S.a.r.l.
Significant investments in subsidiaries [Abstract]
Investor		Multi Asset Global Real Estate Investment Trust No. 5-2		Multi Asset Global Real Estate Investment Trust No. 5-2
Subsidiaries		MAGI No.5 LuxCo S.a.r.l.		MAGI No.5 LuxCo S.a.r.l.
Main business		Asset securitization		Asset securitization
Percentage of ownership		54.60%		54.60%
Location		Luxembourg		Luxembourg
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
ADP 16 Brussels
Significant investments in subsidiaries [Abstract]
Investor	[5]	MAGI No.5 LuxCo S.a.r.l
Subsidiaries	[5]	ADP 16 Brussels		ADP 16 Brussels
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Belgium		Belgium
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
TUTU Finance –WCI Myanmar Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Card Co., Ltd.		Held by Woori Card Co., Ltd.
Subsidiaries		TUTU Finance –WCI Myanmar Co., Ltd.		TUTU Finance –WCI Myanmar Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Myanmar		Myanmar
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Woori Card one of 2017-2 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Card Co., Ltd.		Held by Woori Card Co., Ltd.
Subsidiaries	[6]	Woori Card one of 2017-2 Securitization Specialty Co.,Ltd.		Woori Card one of 2017-2 Securitization Specialty Co.,Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership				0.50%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		Companies are excluded from the consolidation as of December 31, 2021.		Companies are excluded from the consolidation as of December 31, 2021.
Woori Card one of 2018-1 Securitization Specialty Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Card Co., Ltd.		Held by Woori Card Co., Ltd.
Subsidiaries	[5]	Woori Card one of 2018-1 Securitization Specialty Co.,Ltd.		Woori Card one of 2018-1 Securitization Specialty Co.,Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.50%		0.50%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card 2019-1 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Card Co., Ltd.		Held by Woori Card Co., Ltd.
Subsidiaries	[5]	Woori Card 2019-1 Asset Securitization Specialty Co., Ltd.		Woori Card 2019-1 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.50%		0.50%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card 2020-1 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Card Co., Ltd.		Held by Woori Card Co., Ltd.
Subsidiaries	[5]	Woori Card 2020-1 Asset Securitization Specialty Co., Ltd.		Woori Card 2020-1 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.50%		0.50%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card 2021-1 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Card Co., Ltd.		Held by Woori Card Co., Ltd.
Subsidiaries	[5]	Woori Card 2021-1 Asset Securitization Specialty Co., Ltd.		Woori Card 2021-1 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.50%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Savings Bank
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Financial Capital Co., Ltd.		Held by Woori Financial Capital Co., Ltd.
Subsidiaries	[6]	Woori Savings Bank		Woori Savings Bank
Main business		Mutual Savings bank		Mutual Savings bank
Percentage of ownership				100.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		Companies are excluded from the consolidation as of December 31, 2021.		Companies are excluded from the consolidation as of December 31, 2021.
ACE Auto Invest the 46th Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Financial Capital Co., Ltd.		Held by Woori Financial Capital Co., Ltd.
Subsidiaries	[6]	ACE Auto Invest the 46th Securitization Specialty Co., Ltd.		ACE Auto Invest the 46th Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership				1.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		Companies are excluded from the consolidation as of December 31, 2021.		Companies are excluded from the consolidation as of December 31, 2021.
ACE Auto Invest the 47th Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Financial Capital Co., Ltd.		Held by Woori Financial Capital Co., Ltd.
Subsidiaries	[6]	ACE Auto Invest the 47th Securitization Specialty Co., Ltd.		ACE Auto Invest the 47th Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership				1.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		Companies are excluded from the consolidation as of December 31, 2021.		Companies are excluded from the consolidation as of December 31, 2021.
ACE Auto Invest the 48th Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Financial Capital Co., Ltd.		Held by Woori Financial Capital Co., Ltd.
Subsidiaries	[5]	ACE Auto Invest the 48th Securitization Specialty Co., Ltd.		ACE Auto Invest the 48th Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		1.00%		1.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
ACE Auto Invest the 49th Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Financial Capital Co., Ltd.		Held by Woori Financial Capital Co., Ltd.
Subsidiaries	[5]	ACE Auto Invest the 49th Securitization Specialty Co., Ltd.		ACE Auto Invest the 49th Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		1.00%		1.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Specified Money Market Trust
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Financial Capital Co., Ltd.		Held by Woori Financial Capital Co., Ltd.
Subsidiaries	[6]	Specified Money Market Trust		Specified Money Market Trust
Main business		Trust		Trust
Percentage of ownership				100.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		Companies are excluded from the consolidation as of December 31, 2021.		Companies are excluded from the consolidation as of December 31, 2021.
Seari First Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.		Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Seari First Securitization Specialty Co., Ltd.		Seari First Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Seari Second Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.		Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Seari Second Securitization Specialty Co., Ltd.		Seari Second Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Namjong 1st Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.		Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Namjong 1st Securitization Specialty Co., Ltd.		Namjong 1st Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Bukgeum First Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.		Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Bukgeum First Securitization Specialty Co., Ltd.		Bukgeum First Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Bukgeum Second Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.		Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Bukgeum Second Securitization Specialty Co., Ltd.		Bukgeum Second Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WS1909 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.		Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	WS1909 Securitization Specialty Co., Ltd.		WS1909 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WS2003 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.		Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	WS2003 Securitization Specialty Co., Ltd.		WS2003 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WS2006 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.		Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	WS2006 Securitization Specialty Co., Ltd.		WS2006 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WJ2008 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.		Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	WJ2008 Securitization Specialty Co., Ltd.		WJ2008 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WH2103 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.		Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	WH2103 Securitization Specialty Co., Ltd.		WH2103 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WN2103 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.		Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	WN2103 Securitization Specialty Co., Ltd.		WN2103 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WH2106 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.		Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	WH2106 Securitization Specialty Co., Ltd.		WH2106 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
One Punch Korea the 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.		Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	One Punch Korea the 1st Co., Ltd.		One Punch Korea the 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
One Punch blue the 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.		Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	One Punch blue the 1st Co., Ltd.		One Punch blue the 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
One Punch red the 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Bank Co., Ltd.		Held by Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	One Punch red the 1st Co., Ltd.		One Punch red the 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori China Convertible Bond Hedging feeder Investment Trust H (debt-oriented hybrid)
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Asset Management Corp.		Held by Woori Asset Management Corp.
Subsidiaries	[7]	Woori China Convertible Bond Hedging feeder Investment Trust H (debt-oriented hybrid)		Woori China Convertible Bond Hedging feeder Investment Trust H (debt-oriented hybrid)
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		93.60%		99.60%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori China Convertible Bond Master Fund (debt-oriented hybrid)
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Asset Management Corp.		Held by Woori Asset Management Corp.
Subsidiaries	[6],[10]	Woori China Convertible Bond Master Fund (debt-oriented hybrid)		Woori China Convertible Bond Master Fund (debt-oriented hybrid)
Main business		Securities investment and others		Securities investment and others
Percentage of ownership				34.50%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		Companies are excluded from the consolidation as of December 31, 2021. As a master-feeder fund, the equity interest represent those of the masterfund held by the feeder fund.		Companies are excluded from the consolidation as of December 31, 2021. As a master-feeder fund, the equity interest represent those of the masterfund held by the feeder fund.
Woori Yellow Chip High Yield Strategic Allocation 1 (FOF)
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Asset Management Corp.		Held by Woori Asset Management Corp.
Subsidiaries	[6]	Woori Yellow Chip High Yield Strategic Allocation 1 (FOF)		Woori Yellow Chip High Yield Strategic Allocation 1 (FOF)
Main business		Securities investment and others		Securities investment and others
Percentage of ownership				89.80%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		Companies are excluded from the consolidation as of December 31, 2021.		Companies are excluded from the consolidation as of December 31, 2021.
Woori Together TDF 2025
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Asset Management Corp.		Held by Woori Asset Management Corp.
Subsidiaries	[7]	Woori Together TDF 2025		Woori Together TDF 2025
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		34.10%		47.60%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2030
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Asset Management Corp.		Held by Woori Asset Management Corp.
Subsidiaries	[7]	Woori Together TDF 2030		Woori Together TDF 2030
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		32.30%		47.40%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2035
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Asset Management Corp.		Held by Woori Asset Management Corp.
Subsidiaries	[7]	Woori Together TDF 2035		Woori Together TDF 2035
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		56.00%		47.80%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2040
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Asset Management Corp.		Held by Woori Asset Management Corp.
Subsidiaries	[7]	Woori Together TDF 2040		Woori Together TDF 2040
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		55.70%		48.80%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2045
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Asset Management Corp.		Held by Woori Asset Management Corp.
Subsidiaries	[7]	Woori Together TDF 2045		Woori Together TDF 2045
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		65.20%		47.70%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2050
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Asset Management Corp.		Held by Woori Asset Management Corp.
Subsidiaries	[7]	Woori Together TDF 2050		Woori Together TDF 2050
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		63.60%		87.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Star50 Feeder Fund(H)
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Asset Management Corp.		Held by Woori Asset Management Corp.
Subsidiaries	[7]	Woori Star50 Feeder Fund(H)		Woori Star50 Feeder Fund(H)
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		44.80%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori BIG2 Plus Securities Investment Trust (Balanced Bond)
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Asset Management Corp.		Held by Woori Asset Management Corp.
Subsidiaries	[7]	Woori BIG2 Plus Securities Investment Trust (Balanced Bond)		Woori BIG2 Plus Securities Investment Trust (Balanced Bond)
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		40.80%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Japanese Hotel Real Estate Private Equity Fund 1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori Financial Capital Co., Ltd., Woori Private Equity Asset Management Co., Ltd. and Woori Investment Bank Co.,Ltd.		Held by Woori Financial Capital Co., Ltd., Woori Private Equity Asset Management Co., Ltd. and Woori Investment Bank Co.,Ltd.
Subsidiaries	[7],[8]	Japanese Hotel Real Estate Private Equity Fund 1		Japanese Hotel Real Estate Private Equity Fund 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Woori G Global Multi Asset Income Private Placement Investment Trust_Class Cs
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Global Asset Management Co., Ltd.		Held by Woori Global Asset Management Co., Ltd.
Subsidiaries	[7],[8]	Woori G Global Multi Asset Income Private Placement Investment Trust_Class Cs		Woori G Global Multi Asset Income Private Placement Investment Trust_Class Cs
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		37.90%		22.20%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Woori Innovative Growth Professional Investment Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd., Woori Savings Bank and Woori Private Equity Asset Management Co., Ltd.		Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd., Woori Savings Bank and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[7],[8]	Woori Innovative Growth Professional Investment Type Private Investment Trust No.1		Woori Innovative Growth Professional Investment Type Private Investment Trust No.1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		90.00%		90.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Woori Innovative Growth Professional Investment Type Private Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.		Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[7],[8]	Woori Innovative Growth Professional Investment Type Private Investment Trust No.2		Woori Innovative Growth Professional Investment Type Private Investment Trust No.2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		85.00%		85.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Woori Innovative Growth New Deal Private Investment Trust No.3
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.		Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[7]	Woori Innovative Growth New Deal Private Investment Trust No.3		Woori Innovative Growth New Deal Private Investment Trust No.3
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		94.30%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
WooriG GP Commitment Loan General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Bank Co., Ltd.		Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Bank Co., Ltd.
Subsidiaries	[7],[8]	WooriG GP Commitment Loan General Type Private Investment Trust No.1		WooriG GP Commitment Loan General Type Private Investment Trust No.1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		100.00%		50.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund
WooriG Equity Bridge Loan General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Bank Co., Ltd.		Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Bank Co., Ltd.
Subsidiaries	[7],[8]	WooriG Equity Bridge Loan General Type Private Investment Trust No.1		WooriG Equity Bridge Loan General Type Private Investment Trust No.1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		80.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund
Heungkuk Woori Tech Company Private Placement Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori bank and Woori Investment Bank Co., Ltd.		Held by Woori bank and Woori Investment Bank Co., Ltd.
Subsidiaries	[7],[8]	Heungkuk Woori Tech Company Private Placement Investment TrustNo. 1		Heungkuk Woori Tech Company Private Placement Investment TrustNo. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori bank and Woori Investment Bank Co., Ltd.		Held by Woori bank and Woori Investment Bank Co., Ltd.
Subsidiaries	[7],[8]	Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust No.1		Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust No.1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Woori G North America Infra Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori bank and Woori Investment Bank Co., Ltd.		Held by Woori bank and Woori Investment Bank Co., Ltd.
Subsidiaries	[7],[8]	Woori G North America Infra Private Placement Investment TrustNo. 1		Woori G North America Infra Private Placement Investment TrustNo. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Woori G Infrastructure New Deal Specialized Investment Private Equity Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori bank and Woori Investment Bank Co., Ltd.		Held by Woori bank and Woori Investment Bank Co., Ltd.
Subsidiaries	[7],[8]	Woori G Infrastructure New Deal Specialized Investment Private Equity Investment Trust No. 1		Woori G Infrastructure New Deal Specialized Investment Private Equity Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
WooriG General Type Private Real Estate Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori bank and Woori Investment Bank Co., Ltd.
Subsidiaries	[7],[8]	WooriG General Type Private Real Estate Investment TrustNo.2		WooriG General Type Private Real Estate Investment TrustNo.2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		30.10%		30.10%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
WooriG ESG Infrastructure Development General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori bank and Woori Investment Bank Co., Ltd.		Held by Woori bank and Woori Investment Bank Co., Ltd.
Subsidiaries	[7],[8]	WooriG ESG Infrastructure Development General Type Private Investment Trust No.1		WooriG ESG Infrastructure Development General Type Private Investment Trust No.1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Woori G Woori Bank Partners Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori bank		Held by Woori bank
Subsidiaries	[7],[8]	WooriG WooriBank Partners General Type Private Investment Trust No.1		WooriG WooriBank Partners General Type Private Investment Trust No.1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		92.60%		92.60%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund
WooriG General Type Private Real Estate Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori bank		Held by Woori bank
Subsidiaries	[7],[8]	WooriG General Type Private Real Estate Investment TrustNo.1		WooriG General Type Private Real Estate Investment TrustNo.1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		80.00%		80.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund
WooriG Global Mid-market Secondary General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori bank		Held by Woori bank
Subsidiaries	[7],[8]	WooriG Global Mid-market Secondary General Type Private Investment Trust No.1(EUR)		WooriG Global Mid-market Secondary General Type Private Investment Trust No.1(EUR)
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		80.00%		80.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund
Woori G Woori Bank Partners Professional Type Private Investment Trust No. 2
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori bank		Held by Woori bank
Subsidiaries	[7],[8]	Woori G Woori Bank Partners Professional Type Private Investment Trust No. 2		Woori G Woori Bank Partners Professional Type Private Investment Trust No. 2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		90.90%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund		=The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund
WooriG General Type Private Real Estate Investment Trust No.5
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori bank		Held by Woori bank
Subsidiaries	[7],[8]	WooriG General Type Private Real Estate Investment TrustNo.5		WooriG General Type Private Real Estate Investment TrustNo.5
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		87.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori Financial Capital Co., Ltd.		Held by Woori Financial Capital Co., Ltd.
Subsidiaries	[7],[8]	Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1		Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		63.20%		63.20%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund
Woori G Japan Private Placement Real Estate Master Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1 and Woori G Japan Investment Trust No. 1-2		Held by Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1 and Woori G Japan Investment Trust No. 1-2
Subsidiaries	[7],[8]	Woori G Japan Private Placement Real Estate Master Investment Trust No.1		Woori G Japan Private Placement Real Estate Master Investment Trust No.1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund
Woori G Japan Private Placement Real Estate Master Investment Trust No.2-1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori Financial Capital Co., Ltd. and Woori Investment Bank Co., Ltd.		Held by Woori Financial Capital Co., Ltd. and Woori Investment Bank Co., Ltd.
Subsidiaries	[7],[8]	Woori G Japan Private Placement Real Estate Master Investment Trust No.2-1		Woori G Japan Private Placement Real Estate Master Investment Trust No.2-1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund
Woori G Japan Private Placement Real Estate Master Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori G Japan Private Placement Real Estate Master Investment Trust No.1 and Woori G Japan Private Placement Real Estate Master Investment Trust No.2-1		Held by Woori G Japan Private Placement Real Estate Master Investment Trust No.1 and Woori G Japan Private Placement Real Estate Master Investment Trust No.2-1
Subsidiaries	[7],[8]	Woori G Japan Private Placement Real Estate Master Investment Trust No.2		Woori G Japan Private Placement Real Estate Master Investment Trust No.2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2021		Dec. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund
GK OK Chatan
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori G Japan Private Placement Real Estate Master Investment Trust No.1		Held by Woori G Japan Private Placement Real Estate Master Investment Trust No.1
Subsidiaries	[7]	GK OK Chatan		GK OK Chatan
Main business		Other financial services		Other financial services
Percentage of ownership		99.90%		99.90%
Location		Japan		Japan
Financial statements date of use	[12]	Oct. 31, 2021		Oct. 31, 2020
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

[1]	Net income (loss) attributable to owners of Woori Financial Capital for the year ended December 31, 2020 has been prepared on a cumulative basis since entity was included as the subsidiary.
[2]	During March 2021, the Parent company acquired a 100% equity of Woori Financial Savings Bank from the Parent company’s subsidiary Woori Financial Capital Co., Ltd.
[3]	The Parent company’s subsidiary WB Finance Co., Ltd. has changed the name to WOORI BANK (CAMBODIA) PLC.
[4]	The entity was merged with WB Finance Co., Ltd., which is a second-tier subsidiary, during prior period.
[5]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[6]	Companies are excluded from the consolidation as of December 31, 2021.
[7]	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[8]	In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund
[9]	The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[10]	As a master-feeder fund, the equity interest represent those of the masterfund held by the feeder fund.
[11]	Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries’ investment or operation.
[12]	As financial statements at the end of the reporting period cannot be obtained, the most recent financial statements were used.